Not FDIC Insured May Lose Value No Bank Guarantee
39116-Q3PH

Schedule of Investments
(unaudited)
Putnam Global Technology Fund 2
Notes to Schedule of Investments 5

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2025
Putnam Global Technology Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Automobiles 0.4%
a
Tesla, Inc. ......................................... United States 15,644 $ 5,420,020
Broadline Retail 3.7%
a
Amazon.com, Inc. ................................... United States 148,275 30,397,858
JD.com, Inc., A ..................................... China 894,650 14,478,237
44,876,095
Communications Equipment 2.4%
Cisco Systems, Inc. ................................. United States 464,695 29,294,373
Entertainment 1.9%
a
Sea Ltd., ADR ...................................... Singapore 143,322 22,984,549
Financial Services 1.0%
a
Toast, Inc., A ....................................... United States 305,115 12,869,751
IT Services 4.9%
Accenture plc, A .................................... Ireland 189,166 59,931,572
Semiconductors & Semiconductor Equipment 40.4%
ASML Holding NV ................................... Netherlands 69,439 51,158,504
ASMPT Ltd. ....................................... Hong Kong 1,273,000 8,547,988
Broadcom, Inc. ..................................... United States 248,363 60,121,231
Kokusai Electric Corp. ................................ Japan 265,300 5,460,594
Marvell Technology, Inc. .............................. United States 525,404 31,624,067
NVIDIA Corp. ...................................... United States 1,591,518 215,061,827
Silergy Corp. ....................................... China 1,490,000 17,116,080
STMicroelectronics NV ............................... Singapore 1,082,962 27,187,411
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 2,075,000 66,180,134
Tokyo Electron Ltd. .................................. Japan 110,300 17,357,363
499,815,199
Software 28.7%
a
Cadence Design Systems, Inc. ......................... United States 144,424 41,459,798
a
Elastic NV ......................................... United States 197,977 16,010,400
a
Gitlab, Inc., A ...................................... United States 476,495 21,685,287
a
HubSpot, Inc. ...................................... United States 27,037 15,949,126
Microsoft Corp. ..................................... United States 443,566 204,200,044
Oracle Corp. ....................................... United States 207,968 34,424,943
Salesforce, Inc. ..................................... United States 82,575 21,912,928
355,642,526
Technology Hardware, Storage & Peripherals 15.9%
Apple, Inc. ........................................ United States 677,860 136,148,181
Seagate Technology Holdings plc ....................... United States 355,029 41,872,120
Wiwynn Corp. ...................................... Taiwan 234,000 18,409,792
196,430,093
Total Common Stocks (Cost $872,690,292) ...................................
1,227,264,178
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Notes , 0.625%, 8/15/30 .................... United States 35,800 30,178
Total U.S. Government and Agency Securities (Cost $30,178) ...................
30,178
Total Long Term Investments (Cost $872,720,470) .............................
1,227,294,356
a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2025, the Fund had the following forward exchange contracts outstanding.
Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c,d
U.S. Treasury Bills ,
4.18%, 10/02/25 ................................... United States 2,000,000 $ 1,971,598
4.18%, 11/06/25 ................................... United States 800,000 785,482
2,757,080
Total U.S. Government and Agency Securities (Cost $2,757,737) ................
2,757,080
Shares
Money Market Funds 0.3%
e,f
Putnam Short Term Investment Fund, Class P, 4.555% ....... United States 3,457,941 3,457,941
Total Money Market Funds (Cost $3,457,941) .................................
3,457,941
Total Short Term Investments (Cost $6,215,678 ) ...............................
6,215,021
a
Total Investments (Cost $878,936,148) 99.8% .................................
$1,233,509,377
Other Assets, less Liabilities 0.2% ...........................................
2,855,810
Net Assets 100.0% .........................................................
$1,236,365,187
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the aggregate value of these securities pledged amounted to $1,670,510, representing 0.1% of net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... TDOM Buy 1,427,900 1,830,642 6/18/25 $ 93,372 $ —
Euro ............. CITI Sell 6,548,600 7,050,718 6/18/25 — (391,888)
Euro ............. GSCO Sell 13,069,700 14,292,481 6/18/25 — (561,477)
Euro ............. HSBK Buy 2,885,700 3,258,398 6/18/25 21,254 —
Euro ............. JPHQ Sell 1,770,200 1,905,612 6/18/25 — (106,253)
Euro ............. MSCO Buy 4,503,700 4,967,657 6/18/25 150,882 —
Euro ............. MSCO Sell 1,968,300 2,122,924 6/18/25 — (114,086)
Euro ............. SSBT Buy 78,300 85,831 6/18/25 3,159 —
Euro ............. WPAC Sell 8,004,400 8,618,074 6/18/25 — (479,077)
Swedish Krona ..... CITI Buy 108,575,000 11,219,781 6/18/25 115,663 —
Swedish Krona ..... GSCO Sell 100,674,900 10,022,113 6/18/25 — (488,545)
Swedish Krona ..... MSCO Buy 130,205,600 12,994,820 6/18/25 598,901 —
Swedish Krona ..... MSCO Sell 82,201,200 8,183,501 6/18/25 — (398,466)
Swedish Krona ..... SSBT Buy 140,579,700 14,355,845 6/18/25 320,952 —
Swedish Krona ..... SSBT Sell 63,741,100 6,344,649 6/18/25 — (310,047)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 8 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... TDOM Sell 106,480,100 10,599,992 6/18/25 $ — $ (516,740)
Canadian Dollar .... BOFA Buy 3,127,300 2,196,894 7/16/25 87,019 —
Canadian Dollar .... JPHQ Buy 7,370,700 5,176,925 7/16/25 206,004 —
Canadian Dollar .... MSCO Buy 2,625,000 1,843,673 7/16/25 73,402 —
Canadian Dollar .... SSBT Buy 2,883,200 2,025,161 7/16/25 80,481 —
Canadian Dollar .... UBSW Buy 3,486,900 2,449,130 7/16/25 97,404 —
Canadian Dollar .... WPAC Buy 3,181,400 2,291,948 7/16/25 31,475 —
Israeli New Shekel .. GSCO Buy 4,934,900 1,339,213 7/16/25 66,129 —
Israeli New Shekel .. HSBK Buy 5,015,800 1,360,944 7/16/25 67,436 —
Israeli New Shekel .. SSBT Buy 6,230,100 1,690,252 7/16/25 83,931 —
Chinese Yuan ...... BOFA Sell 29,789,900 4,172,713 8/20/25 13,122 —
Chinese Yuan ...... CITI Sell 44,918,300 6,286,338 8/20/25 14,355 —
Chinese Yuan ...... SSBT Sell 54,591,000 7,638,095 8/20/25 15,504 —
Chinese Yuan ...... TDOM Sell 33,062,100 4,626,153 8/20/25 9,662 —
Hong Kong Dollar ... HSBK Sell 29,404,100 3,796,154 8/20/25 22,490 —
Hong Kong Dollar ... MSCO Sell 65,879,400 8,503,695 8/20/25 48,864 —
Hong Kong Dollar ... SSBT Buy 51,246,400 6,617,806 8/20/25 — (40,945)
Hong Kong Dollar ... TDOM Sell 24,095,900 3,112,263 8/20/25 19,843 —
Indian Rupee ...... GSCO Buy 735,201,500 8,600,357 8/20/25 — (45,330)
Japanese Yen ...... CITI Buy 198,243,900 1,353,573 8/20/25 36,599 —
Japanese Yen ...... CITI Sell 36,870,900 251,110 8/20/25 — (7,445)
Japanese Yen ...... HSBK Buy 463,677,900 3,166,009 8/20/25 85,500 —
Japanese Yen ...... JPHQ Buy 451,323,600 3,080,976 8/20/25 83,899 —
Japanese Yen ...... MSCO Buy 447,505,500 3,077,522 8/20/25 60,580 —
New Taiwan Dollar .. BZWS Sell 299,064,200 10,105,799 8/20/25 — (98,786)
Singapore Dollar .... BOFA Buy 4,664,400 3,635,856 8/20/25 — (1,067)
Singapore Dollar .... BOFA Sell 7,148,700 5,538,309 8/20/25 — (32,400)
Singapore Dollar .... MSCO Sell 1,849,500 1,424,665 8/20/25 — (16,580)
Singapore Dollar .... TDOM Sell 13,742,600 10,586,296 8/20/25 — (122,788)
Singapore Dollar .... UBSW Sell 4,155,100 3,200,145 8/20/25 — (37,766)
Singapore Dollar .... WPAC Sell 8,096,000 6,236,327 8/20/25 — (72,577)
South Korean Won .. GSCO Buy 15,712,336,100 11,156,953 8/20/25 277,292 —
South Korean Won .. JPHQ Buy 13,958,447,300 9,910,151 8/20/25 247,746 —
Total Forward Exchange Contracts ................................................... $3,032,920 $(3,842,263)
Net unrealized appreciation (depreciation) ............................................ $(809,343)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Technology Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $9,948,110 $224,164,209 $(230,654,378) $— $— $3,457,941 3,457,941 $265,379
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.599% ............. $— $51,559,100 $(51,559,100) $— $— $— — $88,927
Total Affiliated Securities ... $9,948,110 $275,723,309 $(282,213,478) $— $— $3,457,941 $354,306
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Global Technology Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 5,420,020 $ — $ — $ 5,420,020
Broadline Retail ....................... 30,397,858 14,478,237 — 44,876,095
Communications Equipment .............. 29,294,373 — — 29,294,373
Entertainment ......................... 22,984,549 — — 22,984,549
Financial Services ...................... 12,869,751 — — 12,869,751
IT Services ........................... 59,931,572 — — 59,931,572
Semiconductors & Semiconductor Equipment . 306,807,125 193,008,074 — 499,815,199
Software ............................. 355,642,526 — — 355,642,526
Technology Hardware, Storage & Peripherals . 178,020,301 18,409,792 — 196,430,093
U.S. Government and Agency Securities ....... — 30,178 — 30,178
Short Term Investments ................... 3,457,941 2,757,080 — 6,215,021
Total Investments in Securities ........... $1,004,826,016 $228,683,361
a
$— $1,233,509,377
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,032,920 $— $3,032,920
Total Other Financial Instruments ......... $— $3,032,920 $— $3,032,920
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,842,263 $ — $ 3,842,263
Total Other Financial Instruments ......... $— $3,842,263 $— $3,842,263
a
Includes foreign securities valued at $225,896,103, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.